CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	£ 2,054	£ 2,063
Not later than one year [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	275	264
Later than one year and not later than five years [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	845	855
Later than five years [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	£ 934	£ 944